Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-controlling Interest
Balance at Dec. 31, 2011	$ (85,661)	$ 0	$ 66,104		$ (151,765)
Balance (in shares) at Dec. 31, 2011		50
Increase (Decrease) in Stockholders' Equity
Issuance of shares to HCG owners in connection with the Share Exchange		2,191	(2,191)
Issuance of shares to HCG owners in connection with the Share Exchange (in shares)		21,904,252
Net effect of assumption of CVSL assets and liabilities	2,674,609	248	2,674,361
Net effect of assumption of CVSL assets and liabilities (in shares)		24,813,152
Net earnings (loss)	(4,402,947)				(4,402,947)
Balance at Dec. 31, 2012	(1,813,999)	2,439	2,738,274		(4,554,712)
Balance (in shares) at Dec. 31, 2012		24,385,617
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)	(8,531,065)				(8,531,065)	(1,518,719)
Other comprehensive income (loss)	(779,142)			(767,569)		(11,573)
Contribution of noncontrolling interest	9,828,572					9,828,572
Issuance of stock for convertible note	6,563,555	163	6,563,393
Issuance of stock for convertible note (in shares)		1,625,000
Issuance of stock for investment in subsidiaries	5,106,938	66	5,106,872
Issuance of stock for investment in subsidiaries (in shares)		657,700
Contribution of stock with no consideration		(231)	231
Contribution of stock with no consideration (in shares)		(2,311,328)
Balance at Dec. 31, 2013	$ 8,856,140	$ 2,436	$ 14,408,770	$ (767,569)	$ (13,085,777)	$ 8,298,280
Balance (in shares) at Dec. 31, 2013		24,356,989